Benefit Programs - Amounts Recognized in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 51.9	$ 38.2
Accumulated other comprehensive income or loss - pre-tax	(35.5)	(28.1)
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	0.5	0.4
Other long-term liabilities	(79.9)	(79.0)
Accumulated other comprehensive income or loss - pre-tax	$ 36.5	$ 40.5